Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Inventories	€ 0	€ 417	€ 373
Laboratory inventories
Inventories
Inventories	381	426	406
Inventories write-down
Inventories
Inventories	€ (381)	€ (9)	€ (33)